Oil and Gas Properties - Recoverable Amount Of Company CGUs (Details)	12 Months Ended
Dec. 31, 2023 $ / MMBTU $ / $ usdPerBbl cadPerBbl $ / MMBTU
Disclosure of detailed information about property, plant and equipment [abstract]
Adjusted inflation for prices and costs subsequent to 2023	0.020
2024 | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	0.75
2025 | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	0.75
2026 | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	0.76
2027 | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	0.76
2028 | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	0.76
2029 | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	0.76
2030 | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	0.76
2031 | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	0.76
2032 | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	0.76
2033 | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	0.76
WTI | 2024 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	73.67
WTI | 2025 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	74.98
WTI | 2026 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	76.14
WTI | 2027 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	77.66
WTI | 2028 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	79.22
WTI | 2029 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	80.80
WTI | 2030 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	82.42
WTI | 2031 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	84.06
WTI | 2032 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	85.74
WTI | 2033 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	87.46
LLS | 2024 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	76.49
LLS | 2025 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	77.80
LLS | 2026 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	78.95
LLS | 2027 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	80.35
LLS | 2028 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	81.95
LLS | 2029 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	83.59
LLS | 2030 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	85.27
LLS | 2031 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	86.97
LLS | 2032 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	88.71
LLS | 2033 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	90.48
Edmonton Par | 2024 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	92.91
Edmonton Par | 2025 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	95.04
Edmonton Par | 2026 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	96.07
Edmonton Par | 2027 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	97.99
Edmonton Par | 2028 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	99.95
Edmonton Par | 2029 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	101.94
Edmonton Par | 2030 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	103.98
Edmonton Par | 2031 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	106.06
Edmonton Par | 2032 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	108.18
Edmonton Par | 2033 | Oil reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	110.35
NYMEX Henry Hub gas | 2024 | Natural gas reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	2.75
NYMEX Henry Hub gas | 2025 | Natural gas reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	3.64
NYMEX Henry Hub gas | 2026 | Natural gas reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.02
NYMEX Henry Hub gas | 2027 | Natural gas reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.10
NYMEX Henry Hub gas | 2028 | Natural gas reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.18
NYMEX Henry Hub gas | 2029 | Natural gas reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.27
NYMEX Henry Hub gas | 2030 | Natural gas reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.35
NYMEX Henry Hub gas | 2031 | Natural gas reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.44
NYMEX Henry Hub gas | 2032 | Natural gas reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.53
NYMEX Henry Hub gas | 2033 | Natural gas reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.62
AECO | 2024 | Natural gas reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	2.20
AECO | 2025 | Natural gas reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	3.37
AECO | 2026 | Natural gas reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.05
AECO | 2027 | Natural gas reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.13
AECO | 2028 | Natural gas reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.21
AECO | 2029 | Natural gas reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.30
AECO | 2030 | Natural gas reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.38
AECO | 2031 | Natural gas reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.47
AECO | 2032 | Natural gas reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.56
AECO | 2033 | Natural gas reserves | Company's CGUs
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.65